Contributed surplus - Options narrative (Details) - Stock options	12 Months Ended
Dec. 31, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Period over which options vest	3 years
Shares reserved for issuance, as percent of outstanding shares	10.00%
Expiry date	10 years
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares reserved for issuance for options	6,751,238